NET LOSS PER SHARE - Potential common shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential convertible securities to common shares	1,029,381,821	573,435,179
Convertible preferred shares outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential convertible securities to common shares	957,159,704	502,582,535
Share options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential convertible securities to common shares	70,675,318	69,305,845
Convertible preferred share warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential convertible securities to common shares	1,546,799	1,546,799